Standards Issued but Not Yet Effective	12 Months Ended
Mar. 31, 2026
Standards Issued but Not Yet Effective [Abstract]
Standards Issued but Not Yet Effective

5. Standards Issued but Not Yet Effective

On April 9, 2024, the IASB published IFRS 18 “Presentation and Disclosure in Financial Statements” (“IFRS 18”). IFRS 18, which replaces IAS 1, “Presentation of Financial Statements”, introduces new disclosure requirements regarding the required presentation of operating, investing, financing, income taxes, and discontinued operations categories, management performance measures and improvement on grouping information within the financial statements. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted.

The impact of the adoption of IFRS 18 is still under consideration, and the impact upon adoption on the Group’s consolidated financial statements cannot be reasonably estimated at this time.

Other than noted above, the Group reviewed the following standards and concluded that the standards do not materially affect its financial reporting.

Standards and amendments	Effective date	Date of adoption by the Group
The Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7 “Financial Instruments: Disclosures” (“IFRS 7”))	January 1, 2026	April 1, 2026
Annual Improvements to IFRS Accounting Standards - Volume 11	January 1, 2026	April 1, 2026
Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7)	January 1, 2026	April 1, 2026
IFRS 19 “Subsidiaries without Public Accountability: Disclosures”	January 1, 2027	April 1, 2027
IAS 21 "Translation to a Hyperinflationary Presentation Currency"	January 1, 2027	April 1, 2027